COMMITMENTS AND CONTINGENT LIABILITIES - Future Minimum Payments for Contractual Commitments (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	$ 505
Purchase obligations	918
Program rights	2,660
Total commitments	4,083
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	170
Purchase obligations	333
Program rights	694
Total commitments	1,197
1-3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	183
Purchase obligations	299
Program rights	1,199
Total commitments	1,681
4-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	119
Purchase obligations	130
Program rights	421
Total commitments	670
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Player contracts	33
Purchase obligations	156
Program rights	346
Total commitments	$ 535